Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating activities
Net loss	$ 672,427	$ (12,406,762)	$ (1,254,857)	$ (662,320)	$ 419,951	$ (1,014,747)
Adjustments for non-cash items in net income (loss):
Amortization of property and equipment	186,415	728,095	463,002	578,641	750,916	180,015
Amortization of property and equipment included in costs of inventory sold	209,985	1,554,747	1,481,110	1,757,672	1,102,688	733,655
Amortization of intangible assets						4,997
Unrealized fair value gain amounts on growth of biological assets	(686,867)	(2,065,695)	(2,724,925)	(3,355,797)	(3,278,572)	(1,824,226)
Realized fair value loss amounts in inventory sold	460,647	2,772,840	1,966,436	2,573,151	3,685,338	950,461
Deferred income taxes	224,064	(453,871)	(470,358)	(470,358)
Share-based compensation					21,264	170,136
Share option expense	104,359	379,178	288,971	344,593	96,649	243,662
Accretion expense	216,493	1,531,551	862,624	1,026,732	491,781	949,811
Loss on equity method investment		534,089
Gain on debt settlement					(455,674)
Loss on disposal of property and equipment	87,699	(7,823)	13,881	182,025	6,250	7,542
Unrealized loss on marketable securities					333,777	35,902
Unrealized loss on fair value of derivative liability	(336,981)	13,584,791	4,563,498	4,563,498		1,258,996
Unrealized gain on warrants asset	(400,016)	(2,071,411)	(129,113)	(129,113)
Loss on acquisition of non-controlling interest paid in shares			64,360			189,816
Currency translation loss	6,106	(8,371)	(3,143)	(2,210)	918	7,233
Noncash Items In Net Loss	744,331	4,071,358	5,121,486	6,406,514	3,175,286	1,893,253
Changes in non-cash working capital (Note 15)	(513,222)	939,242	(257,878)	(677,163)	(1,171,111)	(2,131,714)
Net cash provided by operating activities	231,109	5,010,600	4,863,608	5,729,351	2,004,175	(238,461)
Investing activities
Purchase of property and equipment and intangibles	(126,690)	(1,267,534)	(1,420,404)	(1,456,782)	(1,111,283)	(2,047,136)
Net cash acquired						76,128
Payment of acquisition payable					(2,000)	(6,000)
Other investment						(750,000)
Cash advances and loans made to other parties	(1,018,596)	(5,981,851)	(1,430,526)	(1,430,526)
Repayment of NJ Retail promissory note		250,000
Acquisition of Canopy Management, LLC and Golden Harvests, LLC		(588,149)
Equity investment in ABCO Garden State LLC		(1,980,000)
Net cash used in investing activities	(1,145,286)	(9,567,534)	(2,850,930)	(2,887,308)	(1,113,283)	(2,727,008)
Financing activities
Third party investment in subsidiary						475,000
Proceeds from convertible debentures			6,000,000	8,000,000
Proceeds from warrants exercises		4,657,460
Proceeds from options exercises		359,958
Proceeds from sale of membership units of subsidiary		650,000
Proceeds from long-term debt					100,000	1,125,000
Proceeds from private placement					1,300,000	1,225,000
Proceeds from brokered private placement						3,738,564
Payment of equity and debt issuance costs		(126,914)				(500,870)
Repayment of long-term debt	(568,166)	(910,602)	(1,211,100)	(1,631,830)	(732,803)	(507,715)
Repayment of convertible debentures	(126,978)	(430,828)	(246,006)	(261,006)		(1,312,722)
Payments of lease principal	(444,347)	(855,002)	(1,185,371)	(1,673,344)	(1,089,738)	(380,543)
Net cash provided by financing activities	(1,139,491)	3,344,072	3,357,523	4,433,820	(422,541)	3,861,714
Change in cash and cash equivalents	(2,053,668)	(1,212,862)	5,370,201	7,275,863	468,351	896,245
Cash and cash equivalents, beginning	8,858,247	6,804,579	3,488,046	1,582,384	1,114,033	217,788
Cash and cash equivalents, ending	$ 6,804,579	$ 5,591,717	$ 8,858,247	$ 8,858,247	$ 1,582,384	$ 1,114,033